Financial Instruments and Risk Management - Fair Value of Derivative Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	$ 6	$ 65
Total Liability Derivatives	(43)	(2)
Foreign Exchange Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	5
Total Liability Derivatives	(30)
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	3	55
Total Liability Derivatives	(42)
Designated as Hedging Instrument [Member] | Foreign Exchange Forward Contracts [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	2	40
Designated as Hedging Instrument [Member] | Foreign Exchange Forward Contracts [Member] | Other Payables and Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives	(29)
Designated as Hedging Instrument [Member] | Currency Collars [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	1	15
Designated as Hedging Instrument [Member] | Currency Collars [Member] | Other Payables and Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives	(13)
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	3	10
Total Liability Derivatives	(1)	(2)
Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward Contracts [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	3	10
Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward Contracts [Member] | Other Payables and Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives	$ (1)	$ (2)